Operating leases, from the perspective as a lessee - Schedule of Component of Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Component of Operating Lease [Abstract]
Operating lease cost	$ 1,257,470	$ 1,822,184	$ 2,053,911
Short-term lease cost	10,536	2,870	18,404
Total lease cost	1,268,006	1,825,054	2,072,315
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	797,890	1,285,329	2,692,699
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,119,621	273,213	1,801,664
Remeasurement of the lease liabilities and right-of-use-assets due to lease modification	$ 136,855	$ 1,350,538	$ 320,911
Weighted average remaining lease term of operating leases	4 years 5 months 26 days	4 years 9 months 10 days
Weighted average discount rate of operating leases	6.525%	6.525%